Subsequent Events (Details) $ / shares in Units, R$ in Millions, $ in Millions		1 Months Ended
	Nov. 01, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Nov. 21, 2023 USD ($)	Nov. 21, 2023 BRL (R$)	May 31, 2023 USD ($)	Nov. 14, 2023 $ / shares	Oct. 16, 2023
Gandria
Subsequent Event [Line Items]
Consideration received						$ 15.2
Deposit received from sales of long-lived assets						$ 2.3
Subsequent event
Subsequent Event [Line Items]
Dividends payable (in USD per share) | $ / shares							$ 0.25
Subsequent event | Logística e Distribuição de Gás Ltda, LOGAS
Subsequent Event [Line Items]
Percentage of voting interests acquired								58.00%
Payments to acquire outstanding shares				$ 2.1	R$ 10.0
Subsequent event | Logística e Distribuição de Gás Ltda, LOGAS | Scenario, Forecast
Subsequent Event [Line Items]
Payments to acquire outstanding shares		$ 7.4	R$ 35.0
Subsequent event | Gandria
Subsequent Event [Line Items]
Gain (loss) on disposal	$ 0.2